Borrowings	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Borrowings
20.	BORROWINGS

a.	Short-term borrowings
Bank loans mainly represented unsecured revolving loans
,
 letters of credit
 a
nd bank overdrafts.

	December 31
	2020	2021
	NT$	NT$	US$ (Note 4)

Secured bank loans, annual interest rates both were 0.90%-1.87% as of December 31, 2020 and 2021	$300,495	$203,127	$7,322
Unsecured bank loans, annual interest rates were 0.58%-3.38% and 0.40%-3.75% as of December 31, 2020 and 2021, respectively	34,297,362	40,833,302	1,472,001

	34,597,857	41,036,429	1,479,323
Less: financial liabilities for hedging - current (Note 34)	3,307,018	6,716,965	242,140

	$31,290,839	$34,319,464	$1,237,183

b.	Long-term borrowings

1)	Bank loans

	December 31
	2020	2021
	NT$	NT$	US$ (Note 4)

Revolving bank loans
Syndicated bank loans - repayable through January 2022, annual interest rates were 1.15%-1.17% and 1.08% as of December 31, 2020 and 2021, respectively (Note 36)	$12,536,424	$2,562,926	$92,391
Others - repayable through January 2022 to July 2029, annual interest rates were 0.56%-4.15% and 0.40%-4.00% as of December 31, 2020 and 2021, respectively	84,146,125	107,383,417	3,871,068
Mortgage loans
Repayable through March 2022 to December 2033, annual interest rates were 1.90%-4.90% and 2.32%-4.55% as of December 31, 2020 and 2021, respectively	10,813,997	8,031,142	289,515

	107,496,546	117,977,485	4,252,974
Less: unamortized discounts	104,323	3,642	131

	107,392,223	117,973,843	4,252,843
Less: current portion	2,250,121	4,526,683	163,183
financial liabilities for hedging - current (Note 34)	1,970,307	—	—
financial liabilities for hedging - non-current (Note 34)	5,910,919	4,780,931	172,348

	$97,260,876	$108,666,229	$3,917,312

Pursuant to some of the above revolving bank loans agreements, the Company’s subsidiaries should meet certain financial covenants which are calculated based on each of their annual audited consolidated financial statements or semi-annual reviewed consolidated financial statements. The Company’s subsidiaries were in compliance with all of the financial covenants.

2)	Long-term bills payable

	December 31
	2020	2021
	NT$	NT$	US$ (Note 4)

China Bills Finance Corporation, repayable through March 2023 to December 2023, annual interest rates were 0.65%-0.90% and 0.65% as of December 31, 2020 and 2021, respectively	$2,000,000	$2,500,000	$90,123

	December 31
	2020	2021
	NT$	NT$	US$ (Note 4)

Ta Ching Bills Finance Corporation, repayable through January 2023 to March 2023, annual interest rates were 0.91% and 0.65% as of December 31, 2020 and 2021, respectively	$1,000,000	$2,500,000	$90,123
Mega Bills Finance Corporation, repayable in March 2023, annual interest rates were 0.92%-0.93% and 0.65% as of December 31, 2020 and 2021, respectively	2,000,000	2,000,000	72,098
International Bills Finance Corporation, early repaid in March 2023, annual interest rate was 0.65% as of December 31, 2021	—	1,500,000	54,073

	5,000,000	8,500,000	306,417
Less: unamortized discounts	1,498	1,353	49

	$4,998,502	$8,498,647	$306,368